INCOME TAXES - Components of Income from Operations before Provision for Income Taxes (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 140,325	$ 276,218	$ 461,394
Foreign	211,738	136,619	123,974
Income from operations before income taxes	$ 352,063	$ 412,837	$ 585,368